Condensed Consolidated Statements of Cash Flows (Unaudited) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2016	Sep. 30, 2015
Cash flows from operating activities:
Net income before attribution of noncontrolling interests		¥ 753,316	¥ 413,120
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization		160,437	162,481
Impairment of intangible assets		968	213
Credit for credit losses		(58,681)	(7,204)
Investment securities gains-net	[1]	(127,028)	(119,808)
Foreign exchange losses (gains)-net		409,477	(73,888)
Equity in earnings of equity method investees-net		(128,468)	(114,252)
Provision (benefit) for deferred income tax expense		108,575	(91,958)
Decrease (increase) in trading account assets, excluding foreign exchange contracts		(6,153,167)	1,889,481
Increase in trading account liabilities, excluding foreign exchange contracts		6,263,280	163,291
Decrease in accrued interest receivable and other receivables		75,428	42,823
Increase (decrease) in accrued interest payable and other payables		(47,525)	26,361
Net decrease in accrued income taxes and increase in income tax receivables		(75,308)	(28,903)
Net decrease in collateral for derivative transactions		90,233	463,971
Other-net		236,413	(495,926)
Net cash provided by operating activities		1,507,950	2,229,802
Cash flows from investing activities:
Proceeds from sales and maturities of Available-for-sale securities (including proceeds from sales of securities under fair value option)		26,540,052	56,405,453
Purchases of Available-for-sale securities (including purchases of securities under fair value option)		(25,296,456)	(50,634,749)
Proceeds from maturities of Held-to-maturity securities		310,331	588,084
Purchases of Held-to-maturity securities		(216,907)	(459,861)
Proceeds from sales and redemption of Other investment securities		4,927	105,323
Acquisition of MUFG Capital Analytics LLC (formerly Capital Analytics II LLC), a subsidiary of MUTB, net of cash acquired		(4,154)
Purchase of common stock and preferred stock investment in Security Bank, an affiliated company of BTMU		(91,993)
Purchases of Other investment securities		(6,467)	(84,602)
Net decrease (increase) in loans		2,392,503	(2,807,804)
Net decrease (increase) in interest-earning deposits in other banks		2,880,820	(6,951,066)
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions		516,453	(1,230,246)
Capital expenditures for premises and equipment		(58,185)	(78,612)
Purchases of intangible assets		(114,887)	(111,810)
Proceeds from sales of consolidated VIEs and subsidiaries-net		113,566	112,748
Other-net		(60,972)	9,965
Net cash provided by (used in) investing activities		6,908,631	(5,137,177)
Cash flows from financing activities:
Net increase in deposits		2,814,107	506,352
Net increase in call money, funds purchased, and payables under repurchase agreements and securities lending transactions		3,863,587	1,234,946
Net increase (decrease) in due to trust account		(3,627,935)	397,667
Net increase (decrease) in other short-term borrowings		(1,975,037)	440,536
Proceeds from issuance of long-term debt		7,491,596	2,567,147
Repayments of long-term debt		(4,276,373)	(1,700,692)
Proceeds from sales of treasury stock		4	10
Dividends paid		(124,079)	(126,207)
Payments for acquisition of treasury stock		(109,760)	(100,033)
Payments for acquisition of shares of certain subsidiaries from noncontrolling interest shareholders			(2,188)
Other-net		13,944	(17,684)
Net cash provided by financing activities		4,070,054	3,199,854
Effect of exchange rate changes on cash and cash equivalents		(169,032)	5,514
Net increase in cash and cash equivalents		12,317,603	297,993
Cash and cash equivalents at beginning of period		8,656,322	3,353,236
Cash and cash equivalents at end of period		20,973,925	3,651,229
Cash paid during the period for:
Interest		368,201	365,108
Income taxes, net of refunds		212,264	211,292
Non-cash investing and financing activities:
Assets acquired under capital lease arrangements		3,149	¥ 2,151
Adoption of new guidance on consolidation of certain variable interest entities:
Increase in total assets, excluding cash and cash equivalents		628,236
Increase in total liabilities		32,254
Increase in noncontrolling interests		¥ 595,982

[1]	The following credit losses are included in Investment securities gains-net: Decline in fair value by ¥1,211 million and ¥44 million; Other comprehensive income-net by ¥12 million and ¥13 million; Total credit losses by ¥1,223 million and ¥57 million, for the six months ended September 30, 2015 and 2016, respectively.